Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE VARIABLE TRUST
Entity Central Index Key	0001121746
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000139703
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	ADV Class
Trading Symbol	VTFLA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$96	0.94%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	ADV Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,940	$10,110	$9,935
2/16	$9,912	$10,182	$9,882
3/16	$10,173	$10,307	$10,155
4/16	$10,354	$10,377	$10,356
5/16	$10,434	$10,385	$10,449
6/16	$10,420	$10,568	$10,451
7/16	$10,547	$10,655	$10,600
8/16	$10,605	$10,667	$10,680
9/16	$10,719	$10,669	$10,772
10/16	$10,786	$10,598	$10,861
11/16	$10,806	$10,360	$10,890
12/16	$10,921	$10,391	$11,016
1/17	$10,965	$10,428	$11,077
2/17	$11,016	$10,508	$11,133
3/17	$11,036	$10,505	$11,142
4/17	$11,079	$10,592	$11,191
5/17	$11,123	$10,674	$11,231
6/17	$11,118	$10,664	$11,227
7/17	$11,190	$10,718	$11,304
8/17	$11,188	$10,810	$11,299
9/17	$11,233	$10,772	$11,343
10/17	$11,294	$10,785	$11,411
11/17	$11,291	$10,769	$11,424
12/17	$11,325	$10,816	$11,469
1/18	$11,435	$10,712	$11,580
2/18	$11,455	$10,610	$11,603
3/18	$11,480	$10,664	$11,636
4/18	$11,528	$10,593	$11,684
5/18	$11,542	$10,651	$11,703
6/18	$11,556	$10,635	$11,717
7/18	$11,632	$10,657	$11,803
8/18	$11,684	$10,710	$11,851
9/18	$11,748	$10,664	$11,932
10/18	$11,739	$10,575	$11,929
11/18	$11,630	$10,622	$11,821
12/18	$11,333	$10,789	$11,520
1/19	$11,609	$10,937	$11,813
2/19	$11,779	$10,949	$12,001
3/19	$11,748	$11,147	$11,981
4/19	$11,909	$11,163	$12,178
5/19	$11,865	$11,334	$12,152
6/19	$11,884	$11,494	$12,181
7/19	$11,957	$11,528	$12,279
8/19	$11,929	$11,789	$12,245
9/19	$11,986	$11,738	$12,302
10/19	$11,937	$11,776	$12,247
11/19	$12,005	$11,773	$12,319
12/19	$12,179	$11,791	$12,516
1/20	$12,209	$12,003	$12,586
2/20	$12,061	$12,182	$12,419
3/20	$10,923	$11,944	$10,883
4/20	$11,307	$12,184	$11,373
5/20	$11,609	$12,297	$11,805
6/20	$11,694	$12,400	$11,939
7/20	$11,890	$12,618	$12,173
8/20	$12,045	$12,545	$12,354
9/20	$12,064	$12,522	$12,433
10/20	$12,085	$12,478	$12,458
11/20	$12,324	$12,640	$12,735
12/20	$12,454	$12,684	$12,907
1/21	$12,556	$12,604	$13,060
2/21	$12,616	$12,442	$13,137
3/21	$12,608	$12,297	$13,137
4/21	$12,657	$12,400	$13,204
5/21	$12,703	$12,448	$13,281
6/21	$12,748	$12,538	$13,330
7/21	$12,740	$12,664	$13,328
8/21	$12,818	$12,656	$13,391
9/21	$12,880	$12,548	$13,478
10/21	$12,885	$12,538	$13,513
11/21	$12,847	$12,553	$13,492
12/21	$12,923	$12,544	$13,578
1/22	$12,928	$12,269	$13,628
2/22	$12,873	$12,102	$13,558
3/22	$12,867	$11,777	$13,564
4/22	$12,846	$11,338	$13,593
5/22	$12,543	$11,400	$13,246
6/22	$12,213	$11,173	$12,959
7/22	$12,483	$11,453	$13,235
8/22	$12,600	$11,156	$13,435
9/22	$12,308	$10,675	$13,129
10/22	$12,421	$10,558	$13,259
11/22	$12,597	$10,952	$13,418
12/22	$12,616	$10,914	$13,473
1/23	$12,923	$11,253	$13,833
2/23	$12,972	$10,977	$13,913
3/23	$12,969	$11,234	$13,908
4/23	$13,092	$11,303	$14,055
5/23	$13,032	$11,185	$14,029
6/23	$13,310	$11,168	$14,346
7/23	$13,468	$11,179	$14,531
8/23	$13,604	$11,112	$14,701
9/23	$13,682	$10,847	$14,842
10/23	$13,640	$10,684	$14,840
11/23	$13,835	$11,165	$15,021
12/23	$14,065	$11,588	$15,268
1/24	$14,118	$11,560	$15,371
2/24	$14,231	$11,422	$15,511
3/24	$14,348	$11,534	$15,643
4/24	$14,414	$11,264	$15,737
5/24	$14,516	$11,451	$15,885
6/24	$14,581	$11,556	$15,941
7/24	$14,684	$11,818	$16,049
8/24	$14,785	$11,992	$16,151
9/24	$14,865	$12,157	$16,266
10/24	$14,979	$11,881	$16,406
11/24	$15,089	$12,006	$16,542
12/24	$15,165	$11,824	$16,636
1/25	$15,258	$11,896	$16,750
2/25	$15,270	$12,142	$16,768
3/25	$15,187	$12,139	$16,716
4/25	$15,172	$12,182	$16,707
5/25	$15,408	$12,120	$16,966
6/25	$15,498	$12,309	$17,103
7/25	$15,555	$12,291	$17,252
8/25	$15,627	$12,439	$17,329
9/25	$15,692	$12,571	$17,405
10/25	$15,745	$12,654	$17,444
11/25	$15,775	$12,730	$17,506
12/25	$15,823	$12,721	$17,617

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
ADV Class	4.34%	4.90%	4.69%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 520,501,226
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 3,003,922
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014195
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	Initial Class
Trading Symbol	VTFLR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$121	1.19%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Initial Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,937	$10,110	$9,935
2/16	$9,908	$10,182	$9,882
3/16	$10,179	$10,307	$10,155
4/16	$10,346	$10,377	$10,356
5/16	$10,423	$10,385	$10,449
6/16	$10,419	$10,568	$10,451
7/16	$10,544	$10,655	$10,600
8/16	$10,599	$10,667	$10,680
9/16	$10,699	$10,669	$10,772
10/16	$10,765	$10,598	$10,861
11/16	$10,794	$10,360	$10,890
12/16	$10,895	$10,391	$11,016
1/17	$10,936	$10,428	$11,077
2/17	$10,985	$10,508	$11,133
3/17	$11,003	$10,505	$11,142
4/17	$11,043	$10,592	$11,191
5/17	$11,085	$10,674	$11,231
6/17	$11,090	$10,664	$11,227
7/17	$11,147	$10,718	$11,304
8/17	$11,142	$10,810	$11,299
9/17	$11,185	$10,772	$11,343
10/17	$11,243	$10,785	$11,411
11/17	$11,250	$10,769	$11,424
12/17	$11,270	$10,816	$11,469
1/18	$11,376	$10,712	$11,580
2/18	$11,394	$10,610	$11,603
3/18	$11,428	$10,664	$11,636
4/18	$11,462	$10,593	$11,684
5/18	$11,486	$10,651	$11,703
6/18	$11,485	$10,635	$11,717
7/18	$11,558	$10,657	$11,803
8/18	$11,607	$10,710	$11,851
9/18	$11,669	$10,664	$11,932
10/18	$11,658	$10,575	$11,929
11/18	$11,546	$10,622	$11,821
12/18	$11,261	$10,789	$11,520
1/19	$11,521	$10,937	$11,813
2/19	$11,687	$10,949	$12,001
3/19	$11,654	$11,147	$11,981
4/19	$11,811	$11,163	$12,178
5/19	$11,765	$11,334	$12,152
6/19	$11,781	$11,494	$12,181
7/19	$11,852	$11,528	$12,279
8/19	$11,834	$11,789	$12,245
9/19	$11,875	$11,738	$12,302
10/19	$11,823	$11,776	$12,247
11/19	$11,889	$11,773	$12,319
12/19	$12,059	$11,791	$12,516
1/20	$12,085	$12,003	$12,586
2/20	$11,937	$12,182	$12,419
3/20	$10,821	$11,944	$10,883
4/20	$11,185	$12,184	$11,373
5/20	$11,482	$12,297	$11,805
6/20	$11,563	$12,400	$11,939
7/20	$11,755	$12,618	$12,173
8/20	$11,906	$12,545	$12,354
9/20	$11,922	$12,522	$12,433
10/20	$11,941	$12,478	$12,458
11/20	$12,174	$12,640	$12,735
12/20	$12,300	$12,684	$12,907
1/21	$12,398	$12,604	$13,060
2/21	$12,455	$12,442	$13,137
3/21	$12,444	$12,297	$13,137
4/21	$12,491	$12,400	$13,204
5/21	$12,533	$12,448	$13,281
6/21	$12,589	$12,538	$13,330
7/21	$12,564	$12,664	$13,328
8/21	$12,639	$12,656	$13,391
9/21	$12,697	$12,548	$13,478
10/21	$12,699	$12,538	$13,513
11/21	$12,659	$12,553	$13,492
12/21	$12,746	$12,544	$13,578
1/22	$12,734	$12,269	$13,628
2/22	$12,677	$12,102	$13,558
3/22	$12,668	$11,777	$13,564
4/22	$12,645	$11,338	$13,593
5/22	$12,344	$11,400	$13,246
6/22	$12,015	$11,173	$12,959
7/22	$12,279	$11,453	$13,235
8/22	$12,391	$11,156	$13,435
9/22	$12,101	$10,675	$13,129
10/22	$12,210	$10,558	$13,259
11/22	$12,395	$10,952	$13,418
12/22	$12,397	$10,914	$13,473
1/23	$12,696	$11,253	$13,833
2/23	$12,741	$10,977	$13,913
3/23	$12,737	$11,234	$13,908
4/23	$12,854	$11,303	$14,055
5/23	$12,808	$11,185	$14,029
6/23	$13,063	$11,168	$14,346
7/23	$13,231	$11,179	$14,531
8/23	$13,346	$11,112	$14,701
9/23	$13,419	$10,847	$14,842
10/23	$13,375	$10,684	$14,840
11/23	$13,564	$11,165	$15,021
12/23	$13,787	$11,588	$15,268
1/24	$13,836	$11,560	$15,371
2/24	$13,944	$11,422	$15,511
3/24	$14,056	$11,534	$15,643
4/24	$14,118	$11,264	$15,737
5/24	$14,215	$11,451	$15,885
6/24	$14,275	$11,556	$15,941
7/24	$14,372	$11,818	$16,049
8/24	$14,469	$11,992	$16,151
9/24	$14,544	$12,157	$16,266
10/24	$14,652	$11,881	$16,406
11/24	$14,757	$12,006	$16,542
12/24	$14,846	$11,824	$16,636
1/25	$14,916	$11,896	$16,750
2/25	$14,925	$12,142	$16,768
3/25	$14,840	$12,139	$16,716
4/25	$14,823	$12,182	$16,707
5/25	$15,050	$12,120	$16,966
6/25	$15,135	$12,309	$17,103
7/25	$15,187	$12,291	$17,252
8/25	$15,255	$12,439	$17,329
9/25	$15,315	$12,571	$17,405
10/25	$15,363	$12,654	$17,444
11/25	$15,390	$12,730	$17,506
12/25	$15,433	$12,721	$17,617

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Initial Class	3.95%	4.64%	4.43%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 520,501,226
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 3,003,922
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162648
Shareholder Report [Line Items]
Fund Name	Eaton Vance VT Floating-Rate Income Fund
Class Name	Institutional Class
Trading Symbol	VTFLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Selection was an overall detractor, with an out-of-Index holding in the food products industry detracting most from relative performance

↓ Selection within the electronic equipment, instruments, and components and machinery segments also hurt relative performance

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selection in the household durables and chemicals industries contributed to Index-relative returns

↑ Out-of-Index holdings in collateralized loan obligation (CLO) debt tranches aided relative performance, as BBB and BB tranches outperformed the Index

↑ The Fund’s underweight to CCC-rated loans aided relative performance, as this credit tier underperformed the broader market

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Institutional Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/15	$10,000	$10,000	$10,000
1/16	$9,940	$10,110	$9,935
2/16	$9,912	$10,182	$9,882
3/16	$10,173	$10,307	$10,155
4/16	$10,354	$10,377	$10,356
5/16	$10,423	$10,385	$10,449
6/16	$10,423	$10,568	$10,451
7/16	$10,553	$10,655	$10,600
8/16	$10,613	$10,667	$10,680
9/16	$10,718	$10,669	$10,772
10/16	$10,804	$10,598	$10,861
11/16	$10,827	$10,360	$10,890
12/16	$10,945	$10,391	$11,016
1/17	$10,993	$10,428	$11,077
2/17	$11,047	$10,508	$11,133
3/17	$11,056	$10,505	$11,142
4/17	$11,113	$10,592	$11,191
5/17	$11,147	$10,674	$11,231
6/17	$11,156	$10,664	$11,227
7/17	$11,228	$10,718	$11,304
8/17	$11,228	$10,810	$11,299
9/17	$11,275	$10,772	$11,343
10/17	$11,337	$10,785	$11,411
11/17	$11,335	$10,769	$11,424
12/17	$11,357	$10,816	$11,469
1/18	$11,471	$10,712	$11,580
2/18	$11,495	$10,610	$11,603
3/18	$11,535	$10,664	$11,636
4/18	$11,587	$10,593	$11,684
5/18	$11,603	$10,651	$11,703
6/18	$11,620	$10,635	$11,717
7/18	$11,700	$10,657	$11,803
8/18	$11,742	$10,710	$11,851
9/18	$11,811	$10,664	$11,932
10/18	$11,806	$10,575	$11,929
11/18	$11,711	$10,622	$11,821
12/18	$11,416	$10,789	$11,520
1/19	$11,698	$10,937	$11,813
2/19	$11,858	$10,949	$12,001
3/19	$11,829	$11,147	$11,981
4/19	$12,006	$11,163	$12,178
5/19	$11,951	$11,334	$12,152
6/19	$11,972	$11,494	$12,181
7/19	$12,063	$11,528	$12,279
8/19	$12,038	$11,789	$12,245
9/19	$12,085	$11,738	$12,302
10/19	$12,052	$11,776	$12,247
11/19	$12,111	$11,773	$12,319
12/19	$12,289	$11,791	$12,516
1/20	$12,323	$12,003	$12,586
2/20	$12,190	$12,182	$12,419
3/20	$11,044	$11,944	$10,883
4/20	$11,436	$12,184	$11,373
5/20	$11,747	$12,297	$11,805
6/20	$11,821	$12,400	$11,939
7/20	$12,020	$12,618	$12,173
8/20	$12,182	$12,545	$12,354
9/20	$12,206	$12,522	$12,433
10/20	$12,245	$12,478	$12,458
11/20	$12,491	$12,640	$12,735
12/20	$12,613	$12,684	$12,907
1/21	$12,735	$12,604	$13,060
2/21	$12,786	$12,442	$13,137
3/21	$12,782	$12,297	$13,137
4/21	$12,835	$12,400	$13,204
5/21	$12,882	$12,448	$13,281
6/21	$12,944	$12,538	$13,330
7/21	$12,937	$12,664	$13,328
8/21	$13,002	$12,656	$13,391
9/21	$13,065	$12,548	$13,478
10/21	$13,071	$12,538	$13,513
11/21	$13,032	$12,553	$13,492
12/21	$13,126	$12,544	$13,578
1/22	$13,118	$12,269	$13,628
2/22	$13,063	$12,102	$13,558
3/22	$13,057	$11,777	$13,564
4/22	$13,038	$11,338	$13,593
5/22	$12,745	$11,400	$13,246
6/22	$12,397	$11,173	$12,959
7/22	$12,676	$11,453	$13,235
8/22	$12,797	$11,156	$13,435
9/22	$12,504	$10,675	$13,129
10/22	$12,638	$10,558	$13,259
11/22	$12,823	$10,952	$13,418
12/22	$12,829	$10,914	$13,473
1/23	$13,146	$11,253	$13,833
2/23	$13,214	$10,977	$13,913
3/23	$13,202	$11,234	$13,908
4/23	$13,332	$11,303	$14,055
5/23	$13,292	$11,185	$14,029
6/23	$13,564	$11,168	$14,346
7/23	$13,746	$11,179	$14,531
8/23	$13,870	$11,112	$14,701
9/23	$13,951	$10,847	$14,842
10/23	$13,914	$10,684	$14,840
11/23	$14,119	$11,165	$15,021
12/23	$14,358	$11,588	$15,268
1/24	$14,416	$11,560	$15,371
2/24	$14,537	$11,422	$15,511
3/24	$14,661	$11,534	$15,643
4/24	$14,734	$11,264	$15,737
5/24	$14,843	$11,451	$15,885
6/24	$14,915	$11,556	$15,941
7/24	$15,024	$11,818	$16,049
8/24	$15,134	$11,992	$16,151
9/24	$15,220	$12,157	$16,266
10/24	$15,341	$11,881	$16,406
11/24	$15,457	$12,006	$16,542
12/24	$15,556	$11,824	$16,636
1/25	$15,636	$11,896	$16,750
2/25	$15,670	$12,142	$16,768
3/25	$15,573	$12,139	$16,716
4/25	$15,563	$12,182	$16,707
5/25	$15,808	$12,120	$16,966
6/25	$15,922	$12,309	$17,103
7/25	$15,965	$12,291	$17,252
8/25	$16,043	$12,439	$17,329
9/25	$16,112	$12,571	$17,405
10/25	$16,170	$12,654	$17,444
11/25	$16,205	$12,730	$17,506
12/25	$16,257	$12,721	$17,617

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Institutional Class	4.51%	5.20%	4.98%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Morningstar®LSTA® US Leveraged Loan Index℠	5.90%	6.42%	5.82%
Footnote	Description
Footnote[1]	Institutional Class performance prior to 5/2/16 is linked to ADV Class. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 520,501,226
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 3,003,922
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,501,226
# of Portfolio Holdings	494
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$3,003,922

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Asset-Backed Securities	1.1%
Common Stocks	1.2%
Corporate Bonds	5.0%
Short-Term Investments	7.9%
Senior Floating-Rate Loans	84.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
CCC or Lower	3.6%
B	68.7%
BB	21.8%
BBB	3.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122